Investments in associates and joint ventures - Joint ventures (Details) € in Millions, $ in Millions, ₨ in Billions			1 Months Ended	12 Months Ended
	Mar. 22, 2023	Mar. 22, 2022	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 AUD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 AUD ($)	Mar. 31, 2020 EUR (€)	Sep. 30, 2019 EUR (€)
Investment in associates and joint arrangements
Investment in joint ventures			€ 9,578	€ 9,578	€ 3,781
Dividend received				617	638	€ 628
Oak Holdings 1 GmbH | Vantage Towers [Member]
Investment in associates and joint arrangements
Proportion of ownership interest in subsidiary		89.30%
Joint ventures [member]
Investment in associates and joint arrangements
Investment in joint ventures			9,578	9,578	3,781
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method				€ 200	€ (11)	(146)
TPG Telecom [Member]
Investment in associates and joint arrangements
Joint venture ownership interest				25.05%
Remaining economic interest (as a percent)				49.90%
Indus Towers Limited
Investment in associates and joint arrangements
Joint venture ownership interest				21.00%	21.00%
Investment in joint ventures			908	€ 908
Other joint ventures [Member]
Investment in associates and joint arrangements
Investment in joint ventures			€ 43	43	€ 24
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method				€ (15)	€ (14)	(15)
Oak Holdings 1 GmbH
Investment in associates and joint arrangements
Joint venture ownership interest	64.20%	64.20%	64.20%	64.20%
Investment in joint ventures			€ 8,634	€ 8,634
VodafoneZiggo Group Holding B.V.
Investment in associates and joint arrangements
Joint venture ownership interest				50.00%	50.00%
Investment in joint ventures			793	€ 793	€ 822
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method				137	(19)	(232)
Dividend received				€ 165	€ 350	209
OXG Glasfaser GmbH
Investment in associates and joint arrangements
Joint venture ownership interest				50.00%
Maximum fund contributed				€ 950
Vodafone Idea Limited
Investment in associates and joint arrangements
Joint venture ownership interest				32.30%	47.60%
Fair value of investments based on quoted share price			1,021	€ 1,021	€ 1,750		₨ 91		₨ 148
Investment in joint ventures			0	0							€ 0	€ 0
Group's unrecognized share of accumulated losses in joint venture			3,717	3,717	5,120
Group's unrecognized share of losses in joint venture				€ 3,717	€ 5,120
TPG Telecom Limited
Investment in associates and joint arrangements
Joint venture ownership interest				25.10%	25.10%
Fair value of investments based on quoted share price			1,401	€ 1,401	€ 1,902			$ 2,273		$ 2,818
Investment in joint ventures			€ 108	108	84
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method				48	(5)	98
Dividend received				24	€ 22	0
INWIT S.p.A. [Member]
Investment in associates and joint arrangements
Joint venture ownership interest					33.20%
Investment in joint ventures					€ 2,851	2,920
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method				30	27	3
Disposal of interest	33.20%
Dividend received				103	96	42
Indus Towers Limited
Investment in associates and joint arrangements
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method				50	178	306
Dividend received				€ 75	€ 0	€ 201
Cornerstone Telecommunications Infrastructure Limited [Member]
Investment in associates and joint arrangements
Percentage of stake owned					50.00%